Debt Leases and Banking Arrangements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Long-term Debt
Long-term debt weighted average interest rate	0.00%
Long-term debt and capital lease obligation	$ 9,108	$ 8,276
Long-term debt due within one year	(508)	(17)
Long-term debt	8,600	8,259
Secured Capital Lease Obligations [Member]
Long-term Debt
Long-term debt weighted average interest rate	12.00%
Long-term debt and capital lease obligation	4	3
Unsecured 3.8% to 10.25%, payable through 2040 [Member]
Long-term Debt
Long-term debt weighted average interest rate	6.40%
Long-term debt and capital lease obligation	9,104	8,023
Unsecured Adjustable Rate [Member]
Long-term Debt
Long-term debt and capital lease obligation	$ 0	$ 250